FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

●	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The Company has various liabilities which it has elected the fair value option under FASB ASC 825, “Financial Instruments”. These liabilities are classified as Level 3 due to the use of unobservable inputs in the valuation of the liabilities. Gains and losses from the remeasurement of these liabilities are recorded in other income (expense) within the unaudited condensed consolidated statements of operations.

The following table sets forth the fair value of the Company’s financial assets and liabilities by level within the fair value hierarchy as of September 30, 2025. There were no financial assets and liabilities recorded at fair value as of December 31, 2024.

	At September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Note payable (Note 7)	$-	$-	$1,750,140	$1,750,140
CCS Note (Note 7)	-	-	5,253,117	5,253,117
Loan payable to related party (Note 9)	-	-	10,731,267	10,731,267
Public Warrants	-	-	1,840,000	1,840,000
Private Placement Warrants	-	-	2,240,000	2,240,000
Note payable – Polar (Note 7)	-	-	1,800,489	1,800,489
Total liabilities	$-	$-	$23,615,012	$23,615,012

The Company uses the intrinsic value method to estimate the fair value of the derivative asset because the contract’s settlement is based on the fair value of underlying equity instruments. The intrinsic value of the derivative asset is calculated as the difference between the shares expected to be received by the Company and the shares to settle the Helena Note, multiplied by the Company’s publicly traded Class A common stock price.

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the three months ended September 30, 2025:

	Three Months Ended September 30, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$1,746,000	$-	$-	$4,140	$1,750,140
CCS Note (Note 7)	-	4,796,223	-	456,894	5,253,117
Loan payable to related party (Note 9)	4,114,000	6,276,423	-	340,844	10,731,267
Public Warrants	2,070,000	-	-	(230,000)	1,840,000
Private Placement Warrants	2,432,000	-	-	(192,000)	2,240,000
Note payable – Polar (Note 7)	1,604,652	-	-	195,837	1,800,489
Total	$11,966,652	$11,072,646	$-	$575,714	$23,615,012

The following table summarizes the changes in fair value of the Company’s liabilities measured using Level 3 inputs for the nine months ended September 30, 2025:

	Nine Months Ended September 30, 2025
	Beginning Balance	Acquisitions & Issuances	Payments	Change in Fair Value	Ending Balance
Note payable	$-	$1,668,000	$-	$82,140	$1,750,140
CCS Note (Note 7)	-	4,796,223	-	456,984	5,253,117
Loan payable to related party (Note 8)	-	10,311,423	-	419,844	10,731,267
Public Warrants	-	121,900,000	-	(120,060,000)	1,840,000
Private Placement Warrants	-	88,768,000	-	(86,528,000)	2,240,000
Note payable – Polar (Note 6)	-	6,480,632	-	(4,680,143)	1,800,489
Total	$-	$233,924,278	$-	$(210,309,266)	$23,615,012

The fair value of the Company’s liabilities recorded under the fair value option was estimated using Level 3 fair value measurements. The significant inputs to the calculation of the fair value of liabilities recorded under the fair value option at issuance and September 30, 2025, were as follows:

	Three Months Ended September 30, 2025
	Note Payable(1)	CCS Note(1)	Loan Payable to Related Party(1)
Valuation Inputs:
Expected term (in years)	0.25	1.25 – 1.48	0.25 – 1.00
Risk-adjusted discount rate	11.89%	11.96% - 16.95%	11.89% - 17.38%

(1)	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.

Public Warrants

The Company initially valued the Public Warrants using a Monte Carlo simulation model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of public warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of public warrants are recognized in the unaudited condensed consolidated statements of operations within “Change in fair value of warrant liabilities.” For the period ended September 30, 2025, the Company recognized a gain of $120,060,000 related to the remeasurement of public warrant liabilities.

The key inputs into the models for the Public Warrants were as follows:

Input	September 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.65%
Dividend yield	0.00%
Expected term (years)	4.68
Expected volatility	84.5%
Class A common stock price	$1.31

Private Placement Warrants

The Company initially valued the Private Placement Warrants using the Black-Scholes-Merton Model, which is a Level 3 fair value measurement. Due to the use of unobservable inputs and management judgment, the fair value measurement of public warrants is classified as Level 3 in the fair value hierarchy under ASC 820. Changes in the fair value of public warrants are recognized in the unaudited condensed consolidated statements of operations within “Change in fair value of warrant liabilities.” For the period ended September 30, 2025, the Company recognized a gain of $86,528,000 related to the remeasurement of private warrant liabilities.

The key inputs into the models for the Private Placement Warrants were as follows:

Input	September 30, 2025

Warrant exercise price	$11.50
Risk-free rate	3.72%
Dividend yield	0.00%
Expected term (years)	4.68
Expected volatility	84.5%
Class A common stock price	$1.31

Note Payable - Polar

The Note Payable - Polar was valued using a Monte Carlo simulation model. The key inputs into the models for the Note Payable - Polar were as follows:

Input	September 30, 2025

Risk-free rate	4.02%
Expected term (years)	0.25
Expected volatility	84.5%
Class A common stock price	$1.31

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, related party receivable, accounts payable, professional fees payable, related party payables, and accrued expenses approximate their fair value because of the short-term nature of these financial instruments.